EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS
Summarized financial information for Care Smile

Summarized financial information for Care Smile as of March 31, 2021 and December 31, 2020 is as follows:

	March 31, 2021	December 31, 2020
Total Assets	$93,591	$93,720
Total Liabilities	$243,833	$243,926

Summarized financial information for Care Smile as of and for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Net Loss	$(96,927)	$(20,630)
Total Assets	$93,720	$—
Total Liabilities	$243,926	$53,278